Summary Information about Options Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 0.52
Range of Exercise Prices, upper limit	$ 7.95
Options Number Outstanding	5,465,539
Options Outstanding Weighted Average Remaining Contractual Life (Years)	6 years 11 months 5 days
Options Outstanding Weighted Average Exercise Price	$ 1.49
Options Number Exercisable	3,058,510
Options Exercisable Weighted Average Exercise Price	$ 1.98
Range 1
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 0.52
Range of Exercise Prices, upper limit	$ 0.72
Options Number Outstanding	1,364,567
Options Outstanding Weighted Average Remaining Contractual Life (Years)	9 years 5 months 9 days
Options Outstanding Weighted Average Exercise Price	$ 0.59
Options Number Exercisable	189,989
Options Exercisable Weighted Average Exercise Price	$ 0.71
Range 2
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 0.73
Range of Exercise Prices, upper limit	$ 1.20
Options Number Outstanding	1,875,211
Options Outstanding Weighted Average Remaining Contractual Life (Years)	7 years 11 months 12 days
Options Outstanding Weighted Average Exercise Price	$ 1.03
Options Number Exercisable	1,196,421
Options Exercisable Weighted Average Exercise Price	$ 1.15
Range 3
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 1.21
Range of Exercise Prices, upper limit	$ 2.42
Options Number Outstanding	1,281,698
Options Outstanding Weighted Average Remaining Contractual Life (Years)	5 years 3 months 15 days
Options Outstanding Weighted Average Exercise Price	$ 1.92
Options Number Exercisable	740,210
Options Exercisable Weighted Average Exercise Price	$ 2.19
Range 4
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 2.43
Range of Exercise Prices, upper limit	$ 6.95
Options Number Outstanding	941,063
Options Outstanding Weighted Average Remaining Contractual Life (Years)	3 years 6 months 7 days
Options Outstanding Weighted Average Exercise Price	$ 3.11
Options Number Exercisable	928,890
Options Exercisable Weighted Average Exercise Price	$ 3.12
Range 5
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 6.96
Range of Exercise Prices, upper limit	$ 7.95
Options Number Outstanding	3,000
Options Outstanding Weighted Average Remaining Contractual Life (Years)	4 days
Options Outstanding Weighted Average Exercise Price	$ 7.95
Options Number Exercisable	3,000
Options Exercisable Weighted Average Exercise Price	$ 7.95